Note 38 Personnel expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Personnel expenses [Line Items]
Wages and salaries		€ 3,155	€ 2,768
Social security contributions		611	528
Post-employment benefit expense, defined contribution plans		95	72
Post-employment benefit expense, defined benefit plans		34	28
Other employee expense	[1]	470	297
Employee benefits expense		€ 4,365	€ 3,693

[1]	(1) The variation is mainly due to the impact of voluntary redundancies in the six months ended June 30, 2026.